As filed with the Securities and Exchange Commission on March 20, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedules of Investments.

Marmont Redwood International Equity Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 95.5%
Communication Services - 9.6%
Deutsche Telekom AG	15,845	$257,653
Nintendo Co Ltd.	918	278,419
Rogers Communications, Inc. - Class B	6,857	370,939
		907,011
Consumer Discretionary - 9.9%
Don Quijote Holdings Co. Ltd.	2,820	163,986
Industria de Diseno Textil SA	6,768	189,322
LVMH Moet Hennessy Louis Vuitton SE	1,021	327,536
Puma SE	457	254,479
		935,323
Consumer Staples - 13.0%
Coca-Cola HBC AG	8,984	301,944
Nestle SA	4,838	421,796
Remy Cointreau SA	1,528	177,444
Shiseido Co. Ltd.	1,615	96,071
Unicharm Corp.	7,389	228,672
		1,225,927
Energy - 6.1%
Lundin Petroleum AB	8,316	265,991
Neste Oyj	1,599	146,500
Repsol SA	9,362	164,331
		576,822
Financials - 11.9%
Burford Capital Ltd.	11,918	287,739
DBS Group Holdings Ltd.	12,363	220,340
Partners Group Holding AG	444	305,385
The Toronto-Dominion Bank	5,544	312,231
		1,125,695
Health Care - 13.1%
ICON PLC (a)	2,044	285,915
Ipsen SA	1,933	243,242
Lonza Group AG	325	85,864
Roche Holding AG	1,458	387,880
Swedish Orphan Biovitrum AB (a)	9,699	228,960
		1,231,861
Industrials - 14.8%
Ashtead Group PLC	11,378	288,602
Bunzl PLC	7,918	249,671
Experian PLC	7,327	183,963
HOCHTIEF AG	1,119	167,365
MTU Aero Engines AG	1,114	240,225
Recruit Holdings Co. Ltd.	9,684	259,924
		1,389,750

	Information Technology - 9.0%
	Computershare Ltd.	17,279	223,842
	Nice Ltd. (a)	2,145	236,477
	Ubisoft Entertainment SA (a)	1,698	150,691
	Wirecard AG	1,415	234,632
			845,642
	Materials - 5.7%
	Koninklijke DSM NV	3,244	303,366
	Taiyo Nippon Sanso Corp.	14,761	233,926
			537,292
	Utilities - 2.4%
	Verbund AG	4,494	229,676
	TOTAL COMMON STOCKS (Cost $9,248,244)		9,004,999

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUNDS - 4.0%
	First American Government Obligations Fund - Class X, 2.32% (b)	377,969	377,969
	TOTAL SHORT-TERM INVESTMENTS (Cost $377,969)		377,969
	TOTAL INVESTMENTS (Cost $9,626,213) - 99.5%		9,382,968
	Other Assets in Excess of Liabilities - 0.5%		45,926
	TOTAL NET ASSETS - 100.0%		$9,428,894

	Percentages are stated as a percent of net assets.

	PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2019.

Country Allocation of Portfolio Assets*
Switzerland	15.9%
Japan	13.4%
Germany	12.2%
France	9.5%
United Kingdom	7.7%
Canada	7.2%
Sweden	5.3%
Spain	3.8%
Netherlands	3.2%
Guernsey	3.1%
Ireland	3.0%
Israel	2.5%
Austria	2.4%
Australia	2.4%
Singapore	2.3%
Finland	1.6%
Short-Term Investments and Other	4.5%

*Percentages represent market value as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Summary of Fair Value Measurements at January 31, 2019 (Unaudited)

    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value
("NAV") because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event
(a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

    The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of January 31, 2019, is comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation
Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant
American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor.
ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$370,939	$536,072	$-	$907,011
Consumer Discretionary	254,479	680,844	-	935,323
Consumer Staples	-	1,225,927	-	1,225,927
Energy	-	576,822	-	576,822
Financials	312,231	813,464	-	1,125,695
Health Care	514,875	716,986	-	1,231,861
Industrials	-	1,389,750	-	1,389,750
Information Technology	-	845,642	-	845,642
Materials	-	537,292	-	537,292
Utilities	-	229,676	-	229,676
Total Common Stocks	1,452,524	7,552,475	-	9,004,999
Short-Term Investments	377,969	-	-	377,969
Total Investments in Securities	$1,830,493	$7,552,475	$-	$9,382,968

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                                        Douglas J. Neilson, President

Date                                       3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                                        Douglas J. Neilson, President

Date                                      3/15/2019

By (Signature and Title)* /s/ Matthew J. McVoy
                                                        Matthew J. McVoy, Treasurer

Date                                     3/15/2019

* Print the name and title of each signing officer under his or her signature.